Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2021
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At June 30, 2021	Within one year	and five years	five years
Trade payables	$1,880,002	$—	$—
Accrued liabilities	2,783,467	—	—
Due to related parties	241	—	—
Lease liabilities	575,756	733,108	739,435
	$5,239,466	$733,108	$739,435

		Between one	More than
At December 31, 2020	Within one year	and five years	five years
Trade payables	$1,001,773	$—	$—
Accrued liabilities	2,179,134	—	—
Due to related parties	280,432	—	—
Lease liabilities	576,232	373,889	125,652
	$4,037,571	$373,889	$125,652

Schedule of financial assets and liabilities that are denominated in US dollars

		June 30,
	June 30,	2020
	2021	Restated
Cash and cash equivalents	$415,858	$351,269
Restricted cash	82,756	75,482
Receivables	129,227	129,240
Lease liabilities	(1,518,084)	(450,408)
Trade payables and accrued liabilities	(885,584)	(402,659)
	$(1,775,827)	$(297,076)

Schedule of classification of financial instruments

	June 30,	December 31,
	2021	2020
Amortized cost:
Cash and cash equivalents	$250,028,791	$129,450,676
Restricted cash	163,256	143,800
Receivables	203,781	159,664
	$250,395,828	$129,754,140

	June 30,	December 31,
	2021	2020
Non-derivative financial liabilities at amortized cost:
Trade payable and accrued liabilities	$4,663,710	$3,461,339
Lease liabilities	2,048,299	1,075,773
Derivative financial liabilities at fair value through profit or loss:
Derivative liability	7,990,734	17,899,855
	$14,702,743	$22,436,967